Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation

K. Share-based compensation

Officers and key employees have been granted share-based awards under various stock-based compensation plans, all of which have been approved by the company’s shareholders. At December 31, 2011, MeadWestvaco had five such plans under which share-based awards are available for grant. Initially, there was an aggregate of 28 million shares reserved under the 1991 and 1996 Stock Option Plans, the 1995 Salaried Employee Stock Incentive Plan, the 1999 Salaried Employee Stock Incentive Plan and the 2005 Performance Incentive Plan for the granting of stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units to key employees. On November 18, 2011 and August 21, 2009 the company registered an additional 8.1 million and 13.5 million shares, respectively, under the 2005 Performance Incentive Plan. For all of the employee plans, there were approximately 9.5 million shares available for grant at December 31, 2011. The vesting of such awards may be conditioned upon either a specified period of time or the attainment of specific performance goals as determined by the plan. Grants of stock options and other share-based compensation awards are approved by the Compensation and Organization Development Committee of the Board of Directors. The exercise price of all stock options equals the market price of the company’s stock on the date of grant. Stock options and SARs are exercisable after a period of three years and expire no later than 10 years from the date of grant. Under certain employee plans, stock options may be granted with or without

SARs or limited SARs, which are exercisable upon the occurrence of certain events related to changes in corporate control. Granting of SARs is generally limited to employees of the company who are located in countries where the issuance of stock options is not advantageous.

The MeadWestvaco Corporation Compensation Plan for Non-Employee Directors provides for the grant of stock awards up to 500,000 shares to outside directors in the form of stock options or restricted stock units. Non-employee members of the Board of Directors are currently granted restricted stock units, which vest immediately and are distributed in the form of stock shares on the date that a director ceases to be a member of the Board of Directors. In 2011, 2010 and 2009, the total annual grants consisted of 34,124, 34,407, and 65,142 restricted stock units, respectively, for non-employee directors. There were 109,853 shares remaining for grant under this plan at December 31, 2011.

Stock options and stock appreciation rights

The company estimates the fair value of its stock option and SAR awards granted after January 1, 2006, using a lattice-based option valuation model. Lattice-based option valuation models utilize ranges of assumptions over the expected term of the options and SARs. Expected volatilities are based on the historical and implied volatility of the company’s stock. The company uses historical data to estimate option and SAR exercises and employee terminations within the valuation model. The expected term of options and SARs granted is derived from the output of the valuation model and represents the period of time that options and SARs granted are expected to be outstanding. The company measures compensation expense related to the SARs at the end of each period.

Changes in the fair value of options (in the event of an award modification) and SARs are reflected as an adjustment to compensation expense in the periods in which the changes occur. The risk-free rate for the period within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. A summary of the assumptions is as follows:

Lattice-based option valuation assumptions	2011	2010	2009
Weighted average fair value of stock options granted during the period	$7.93	$6.43	$0.95
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield for stock options	3.40%	3.86%	10.09%
Expected dividend yield for SARs	3.39%	3.86%	10.13%
Expected volatility	34.00%	35.00%	35.00%
Average risk-free interest rate for stock options	1.83%	2.08%	1.43%
Average risk-free interest rate for SARs	1.68%	2.15%	1.64%
Average expected term for stock options and SARs (in years)	7.2	7.3	6.6

The following table summarizes stock option and SAR activity in the plans.

Shares in thousands	Options	Weighted average exercise price	SARs	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in millions)
Outstanding at December 31, 2008	8,796	$29.16	536	$28.62		$0
Granted	4,752	9.15	139	9.08
Exercised	(134)	26.54	(9)	28.32		0.8
Cancelled	(1,654)	28.67	(23)	25.54

Outstanding at December 31, 2009	11,760	21.14	643	28.79		0
Granted	2,337	23.85	102	23.83
Exercised	(531)	25.42	(21)	24.83		7.8
Cancelled	(1,483)	28.08	(99)	22.12

Outstanding at December 31, 2010	12,083	21.44	625	25.15		76.5
Granted	1,807	29.38	87	29.50
Exercised	(1,976)	19.46	(179)	25.93		23.7
Cancelled	(677)	27.63	(22)	27.78

Outstanding at December 31, 2011	11,237	22.70	511	25.48	6.4 years	86.5
Exercisable at December 31, 2011	6,697	23.51	325	26.43	5.2 years	46.6
Exercisable at December 31, 2010	6,470	25.71	443	27.94	4.7 years	19.6

At December 31, 2011, there was approximately $13 million of unrecognized pre-tax compensation cost related to nonvested stock options and SARs, which is expected to be recognized over a weighted-average period of one year.

Pre-tax compensation expense for stock options and SARs and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for stock options and SARs	$11	$9	$11
Tax benefit associated with the pre-tax compensation expense for stock options and SARs	5	4	5

Total cash received from the exercise of share-based awards in 2011 was $38 million.

Restricted stock units

A restricted stock unit is the right to receive a share of company stock. Employee restricted stock units vest over a three- to five-year period. Awards granted in 2011 and 2010 consisted of both service vesting restricted stock units and performance-based restricted stock units. Awards granted in 2009 consisted of service vesting restricted stock units. Under the employee plans, the grantee of the restricted stock units is entitled to receive dividends, but will forfeit the accrued stock and accrued dividends if the individual holder separates from the company during the vesting period or if predetermined goals are not accomplished. The fair value of each restricted stock unit is the closing market price of the company’s stock on the date of grant, and the compensation expense is charged to operations over the vesting period. Performance-based restricted stock units granted to employees in 2011 and 2010 were 296,489 and 1,122,665, respectively. There were no performance-based restricted stock units granted to employees in 2009. None of these performance awards were vested at December 31, 2011.

As part of the 2005 Performance Incentive Plan, the company began granting performance-based awards in 2010 for which vesting is contingent upon achieving certain performance measures, as well as an employee retention component. This compensation is designed to align a significant portion of executive and other key employee compensation directly to company performance and long-term enhancement to shareholder value. The 2011 and 2010 performance-based awards are earned at the end of the five-year period provided a threshold improvement of the company’s consolidated earnings before interest expense and income taxes (“EBIT”), is achieved during the first three years including year of grant and a threshold improvement in enterprise economic profit (“EP”) is achieved by the fifth year after grant. There is a feature of accelerated vesting and increased compensation up to 125% if both the EBIT and EP thresholds are achieved by the end of the second year after grant. Otherwise, both the EBIT and EP targets must be achieved by the fifth year after grant in order for the 2011 and 2010 performance awards to vest. If the targets are not met within this time frame, the awards will be forfeited.

The following table summarizes restricted stock unit activity in the employee and director plans.

Shares in thousands	Shares	Average grant date fair market value
Outstanding at December 31, 2008	2,503	$29.51
Granted	913	9.07
Forfeited	(429)	28.23
Released	(339)	27.07

Outstanding at December 31, 2009	2,648	23.51
Granted	1,388	23.92
Forfeited	(567)	31.27
Released	(279)	27.17

Outstanding at December 31, 2010	3,190	24.38
Granted	566	27.00
Forfeited	(197)	24.01
Released	(752)	26.92

Outstanding at December 31, 2011	2,807	20.70

At December 31, 2011, there was approximately $8 million of unrecognized pre-tax compensation cost related to non-vested restricted stock units, which is expected to be recognized over a weighted-average period of one year.

Pre-tax compensation expense for restricted stock units and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for restricted stock units	$24	$19	$11
Tax benefit associated with the pre-tax compensation expense for restricted stock units	8	6	3

Dividends, which are payable in stock, accrue on the restricted stock unit grants and are subject to the same terms as the original grants.